Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	ALLSPRING FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001081400
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2022
(Allspring Index Fund)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a feeder fund that invests substantially all of its assets in the Index Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Because the Fund invests substantially all of its assets in a master portfolio with a substantially identical investment objective and substantially similar investment strategies, the following principal risks include those risks that result from the Fund’s investment in the master portfolio. In this section, references to the Fund should be read to include the Fund and the master portfolio, as appropriate.

The Fund’s performance will not correlate perfectly with that of the master portfolio due to the impact of the Fund’s fees and expenses and to the timing and magnitude of cash flows into and out of the Fund, which will create cash balances that cause the Fund’s performance to deviate from the performance of the master portfolio.